CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenue - restaurant sales	$ 161,991	1,019,553	745,939	494,459
Restaurant expenses:
Food and paper	76,881	483,879	351,422	239,357
Restaurant wages and related expenses	27,229	171,375	119,052	76,890
Restaurant rent expense	15,285	96,200	64,284	38,546
Restaurant utilities expense	10,427	65,626	46,746	31,073
Other restaurant operating expenses	8,669	54,563	33,106	28,774
Selling, general and administrative	10,719	67,465	32,330	13,360
Pre-opening expenses	2,541	15,993	5,906	0
Depreciation	6,081	38,274	21,288	10,999
Impairment charges	1,016	6,396	2,087	0
Total operating expenses	158,848	999,771	676,221	438,999
Income from operations	3,143	19,782	69,718	55,460
Interest income	2,737	17,226	3,465	758
Foreign exchange gain (loss)	(2,457)	(15,466)	(2,715)	3
Other income	1,494	9,403	6,893	490
Income before income taxes	4,917	30,945	77,361	56,711
Income tax expenses	(6,021)	(37,895)	(14,551)	(11,632)
Net income (loss)	(1,104)	(6,950)	62,810	45,079
Dividend on Series A convertible preferred shares	0	0	0	(3,946)
Distribution to Founders	0	0	0	(3,454)
Net income (loss) attributable to ordinary shareholders	$ (1,104)	(6,950)	62,810	37,679
Basic net income (loss) per share	$ (0.01)	(0.07)	0.73	0.47
Diluted net income (loss) per share	$ (0.01)	(0.07)	0.71	0.47
Basic weighted average ordinary shares outstanding	103,584,016	103,584,016	68,124,712	56,000,000
Diluted weighted average ordinary shares outstanding	103,584,016	103,584,016	70,503,794	80,000,000